PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment capitalized costs	$ 2,359	$ 1,686
Depreciation expense	8,751	9,809	$ 9,548
Internal use software and website development [Member]
Property, Plant and Equipment [Line Items]
Share-based compensation costs capitalized during the period	514	303
Depreciation expense	$ 2,039	$ 2,576	$ 2,137